STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		67 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period.	$ (133,098)	$ (8,307)	$ (258,011)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain on forgiveness of debts	(88,776)	0	(88,776)
Impairment loss on mineral claims	0	0	12,000
Changes in operating assets and liabilities:
Interest receivables	(6,535)	0	(6,535)
Accounts payables and accrued expense.	223,087	3,192	241,780
Net cash used in operating activities	(5,322)	(5,115)	(99,542)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mineral claims	0	0	(12,000)
Net cash used in investing activities	0	0	(12,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party	5,322	5,115	69,892
Proceeds from issuance of common stock	0	0	41,650
Net cash provided by financing activities	5,322	5,115	111,542
Net Increase (Decrease) in Cash	0	0	0
Cash at Beginning of Period	0	0	0
CASH AT END OF PERIOD	0	0	0
Supplemental disclosure of non-cash financing activities:
Gain on forgiveness of debt advances from related party	69,892	69,892
Gain on forgiveness of debt accounts payable	$ 18,884	$ 18,884